THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
--------------------------------------------------------------------------------
ANNUAL REPORT
SEPTEMBER 30, 1998

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998

               Principal
   Rating*      Amount
 (Unaudited)     (000)                         DESCRIPTION                                   Value
------------- ----------   ---------------------------------------------------           -------------
                           U.S. GOVERNMENT OBLIGATIONS                           1.0%

                           U.S. TREASURY BONDS,
               $   400     6.38%, 8/15/27 (Cost $425,129)                                $   472,062
                                                                                         -----------
                           COMMERCIAL MORTGAGE - BACKED SECURITIES              72.0%

                           ASSET SECURITIZATION CORP.,
      AA         1,000     7.36%, Series 1996-D2, Class A2, 02/14/29                       1,087,796
                           CBA MORTGAGE CORP.,
     BBB         1,000     7.76%, Series 1993-C1, Class D, 12/25/03                          997,813
                           FDIC REAL ESTATE MORTGAGE INSURANCE CORP.,
     AAA         1,000     8.45%, Series 1994-C1, Class 2C, 09/25/25                       1,017,500
                           FIRST UNION - LEHMAN BROTHERS COMMERCIAL MORTGAGE,
      BB         2,000     7.00%, Series 1997-C1, Class F, 04/18/29                        1,671,771
                           LB COMMERCIAL CONDUIT MORTGAGE TRUST,
     BBB         2,000     7.05%, Series 1995-C2, Class D, 05/25/05                        2,081,039
                           LTC COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES,
      AA         2,125     9.50%, Series 1994-1, Class C, 06/15/26                         2,159,892
                           MORGAN STANLEY CAPITAL INVESTMENTS, INC., PASS-THROUGH
                           CERTIFICATES,
      AA         2,656     7.33%, Series 1997-HF1, Class B, 07/15/29                       2,901,830
                           MORTGAGE CAPITAL FUNDING, INC.,
      BB         1,000     7.15%, Series 1996-MC1, Class G, 06/15/06                         907,025
      A          2,000     7.41%, Series 1997-MC1, Class C, 07/20/27                       2,121,763
                           NOMURA ASSET CAPITAL CORP.,
     BBB+        1,000     7.64%, Series 1993-M1, Class A1, 11/25/03                       1,026,627
                           OREGON COMMERCIAL MORTGAGE,
      A          3,000     7.60%, Series 1995 - 1 Class C, 06/25/23                        3,035,104
                           PAINE WEBBER MORTGAGE ACCEPTANCE CORP.,
     BBB         2,000     7.30%, Series 1995 MI, Class D, 01/15/07                        2,060,555
      A          2,000     6.90%, Series 1995 M2, Class C, 12/01/03                        2,030,353
                           RESOLUTION TRUST CORP.,
      A          1,785     7.10%, Series 1993-C3, Class D, 12/25/24                        1,798,900
                           SALOMON BROTHERS MORTGAGE SECURITIES,
     BBB         2,542     7.75%, Series 1996-C1, Class D, 01/20/28                        2,644,245
                           SOUTHERN PACIFIC SECURITIES,
     BBB         1,000     7.47%, Series 1996-C1, Class D, 04/25/28                        1,006,875
                           STRUCTURED ASSET SECURITIES CORP. MULTI,
     BBB+       3,000#     7.38%, Series 1995-C1, Class D, 09/25/24                        3,003,712
     AA+         1,900     7.00%, Series 1995-C4, Class C, 06/25/26                        1,963,459
                                                                                         -----------
                  TOTAL COMMERCIAL MORTGAGE - BACKED SECURITIES
                             (COST $32,633,738)                                           33,516,259
                                                                                         -----------
                           SHORT-TERM INVESTMENTS                               27.0%
                           FEDERAL HOME LOAN MORTGAGE CORP.,
                12,590     5.38% Due 10/01/98 (Cost $12,590,000)                          12,590,000
                                                                                         -----------
                           TOTAL INVESTMENT IN SECURITIES (COST $45,648,867)   100.0%    $46,578,321
                                                                               ======    ===========

--------------
* Using the higher of Standard & Poor's, Moody's or Fitch's rating.
# Principal amount of securities pledged as collateral of $3,000,000 on 190 long U.S. Treasury Bonds future contracts expiring December 1998. The value of such contracts on September 30, 1998 was $26,902,031, thereby resulting in an unrealized gain of $520,594.


                       See Notes to Financial Statements.
                                       1

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $45,648,867)       $ 46,578,321
Cash                                                  2,299
Interest receivable                                 193,961
Margin receivable                                   124,469
Other assets                                         20,045
                                               ------------
                                                 46,919,095
                                               ------------
LIABILITIES
Dividends payable                                   260,564
Accrued expenses payable                             58,079
                                               ------------
                                                    318,643
                                               ------------
NET ASSETS                                     $ 46,600,452
                                               ============
Net assets were comprised of:
 Common stock, at par                          $         44
 Paid-in capital in excess of par                41,197,618
 Accumulated net realized gain                    3,952,129
 Net unrealized appreciation                      1,450,661
                                               ------------
 Net assets                                    $ 46,600,452
                                               ============
Net asset value per share                      $   1,056.37
                                               ============
Total shares outstanding                             44,114
                                               ============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.
                                       2

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                              For the Year
                                                                 Ended
                                                                9/30/98
                                                            ---------------
INVESTMENT INCOME:
 Interest                                                      $6,005,315
                                                               ----------
Expenses:
 Investment advisory fee                                          196,279
 Administration fee                                               190,354
 Custodian fee                                                     34,023
 Transfer agent fee                                                23,944
 Legal and audit                                                    8,182
 Printing                                                           4,957
 Trustees fees                                                      6,478
 Other                                                             11,062
                                                               ----------
  Total expenses                                                  475,279
  Less fees voluntarily waived                                   (184,786)
                                                               ----------
   Total expenses                                                 290,493
                                                               ----------
 Net investment income                                          5,714,822
                                                               ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
 Investment transactions                                        3,438,513
 Futures contracts                                                883,997
                                                               ----------
                                                                4,322,510
                                                               ----------
Net change in unrealized appreciation (depreciation) on:
 Investments                                                   (3,727,274)
 Futures contracts                                                374,272
                                                               ----------
                                                               (3,353,002)
                                                               ----------
Net gain on investments                                           969,508
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $6,684,330
                                                               ==========

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.
                                       3

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 For the Year       For the Year
                                                                     Ended             Ended
                                                                    9/30/98           9/30/97
                                                               ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:

Operations:
 Net investment income                                        $  5,714,822        $  9,225,037
 Net realized gain on investments                                4,322,510           1,699,673
 Net unrealized appreciation (depreciation) on investments      (3,353,002)          4,529,570
                                                              ------------        ------------
 Net increase in net assets resulting from operations            6,684,330          15,454,280
                                                              ------------        ------------
Distributions to shareholders from:
 Net investment income                                          (5,714,822)         (9,225,037)
 Net realized gain                                              (1,765,966)         (1,202,447)
                                                              ------------        ------------
                                                                (7,480,788)        (10,427,484)
                                                              ------------        ------------

Capital share transactions:
 Proceeds from shares subscribed                                         -                   -
 Net asset value of shares issued in reinvestment
  of dividend distributions                                      7,985,972          10,413,147
 Net asset value of shares redeemed                            (81,840,000)        (15,927,042)
                                                              ------------        ------------
                                                               (73,854,028)         (5,513,895)
                                                              ------------        ------------

 Total decrease in net assets                                  (74,650,486)           (487,099)
                                                              ------------        ------------

NET ASSETS:

 Beginning of year                                             121,250,938         121,738,037
                                                              ------------        ------------
 End of year                                                  $ 46,600,452        $121,250,938
                                                              ============        ============


                       See Notes to Financial Statements.
                                       4

THE BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          For the Year   For the Year
                                              Ended          Ended
                                             9/30/98        9/30/97
                                         -------------- --------------
For a share outstanding
 throughout the period:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of period       $1,056.37      $1,016.08
                                           ---------      ---------
Net investment income                          74.41          73.74
Net realized and unrealized gain
 (loss) on investments                         15.26          49.82
                                           ---------      ---------
Net increase from investment
 operations                                    89.67         123.56
                                           ---------      ---------
Distributions from net investment
 income                                       (74.41)        (73.74)
Distributions from net realized capital
 gains                                        (15.26)         (9.53)
                                           ---------      ---------
Total dividends and distributions             (89.67)        (83.27)
                                           ---------      ---------
Net asset value, end of period             $1,056.37      $1,056.37
                                           =========      =========
TOTAL RETURN                                    9.06%         12.67%
Ratios / Supplemental data
Net assets, end of period
 (in thousands)                            $  46,600      $ 121,251
Ratio of expenses to average net
 assets                                         0.37%          0.37%
Ratio of expenses to average net
 assets (excluding waivers)                     0.61%          0.62%
Ratio of net investment income to
 average net assets                             7.28%          7.13%
Ratio of net investment income to
 average net assets (excluding
 waivers)                                       7.04%          6.88%
Portfolio turnover                                11%            52%



                                            For the Period      For the Period      For the Period
                                            4/1/96 through      7/1/95 through    10/6/94 (a) through
                                               9/30/96             3/31/96              6/30/95
                                         ------------------- ------------------- --------------------
For a share outstanding
 throughout the period:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of period           $1,019.41           $1,068.11           $1,000.00
                                               ---------           ---------           ---------
Net investment income                              38.33               61.37               55.81
Net realized and unrealized gain
 (loss) on investments                             (3.33)              (9.06)              68.11
                                               ---------           ---------           ---------
Net increase from investment
 operations                                        35.00               52.31              123.92
                                               ---------           ---------           ---------
Distributions from net investment
 income                                           (38.33)             (61.37)             (55.81)
Distributions from net realized capital
 gains                                                --              (39.64)                 --
                                               ---------           ---------           ---------
Total dividends and distributions                 (38.33)            (101.01)             (55.81)
                                               ---------           ---------           ---------
Net asset value, end of period                 $1,016.08           $1,019.41           $1,068.11
                                               =========           =========           =========
TOTAL RETURN                                       3.53%               5.02%              12.78%
Ratios / Supplemental data
Net assets, end of period
 (in thousands)                                $ 121,738           $ 117,569           $ 112,810
Ratio of expenses to average net
 assets                                            0.37%(b)            0.37%(b)            0.37%(b)
Ratio of expenses to average net
 assets (excluding waivers)                        0.51%(b)            0.37%(b)            0.45%(b)
Ratio of net investment income to
 average net assets                                7.60%(b)            7.77%(b)            7.54%(b)
Ratio of net investment income to
 average net assets (excluding
 waivers)                                          7.45%(b)            7.76%(b)            7.46%(b)
Portfolio turnover                                   24%                119%                215%

--------------------------------------------------------------------------------
(a) Commencement of investment operations.

(b) Annualized

                       See Notes to Financial Statements.
                                       5

BLACKROCK FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES


     BlackRock FundsSM (the "Fund") (formerly The Compass Capital Funds) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 35 investment portfolios. These financial statements relate to the Fund's Multi-Sector Mortgage Securities Portfolio III (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

     As of September 30, 1998, 99.92% of the shares of capital stock of the Portfolio are owned by Ameritech Pension/VEBA Fund.

     The following is a summary of significant accounting policies followed by the Fund.

SECURITIES VALUATION: The Fund values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Fund's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

     Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity from date of purchase exceeded 60 days.

     In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES TRANSACTIONS: The Portfolio invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolio may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME:   Securities  transactions  are
recorded on the trade date. Realized and unrealized gains or losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Fund accretes premium or amortizes discount on securities purchased using the interest method.

TAXES: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc., (formerly PNC Assets Management Group, Inc.), a wholly-owned subsidiary of BlackRock, Inc., serves as investment advisor for the Portfolio. BlackRock Financial Management, Inc., a wholly-owned subsidiary of BlackRock Advisors, Inc., serves as sub-advisor to the Portfolio. BlackRock, Inc. is an indirect wholly-owned subsidiary of PNC Bank Corporation.

     For its advisory services, BlackRock Advisors, Inc. is entitled to receive fees, computed daily and paid quarterly, at the annual rate of .25% of the Portfolio's average daily net assets.

     BlackRock Advisors, Inc. may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the period ended September 30, 1998, advisory fees and waiver for the Portfolio were as follows:



                                GROSS                      NET
                              ADVISORY                   ADVISORY
                                 FEE        WAIVER         FEE
                             ----------   ----------   -----------
Multi-Sector Mortgage
Securities Portfolio III     $196,279      $21,516      $174,763

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. ("BDI") (formerly Compass Distributors, Inc.) act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates:
 .23% of the first $500 million, .21% of the next $500 million, .19% of the next $1 billion and .18% of the average daily net assets in excess of $2 billion.

     PFPC and BDI may, at their discretion, voluntarily waive all or any portion of their administration fees for the Portfolio. For the year ended September 30, 1998, administration fees and waivers for the Portfolio were as follows:



                                   GROSS                            NET
                              ADMINISTRATION                   ADMINISTRATION
                                    FEE            WAIVER           FEE
                             ----------------   -----------   ---------------
Multi-Sector Mortgage
Securities Portfolio III         $190,354        $163,270         $27,084

     In addition, PNC Bank, National Association ("PNC Bank") serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent.

     BlackRock Advisors, Inc. voluntarily agreed to waive fees and reimburse expenses to the extent necessary to cap the Portfolio's expenses (exclusive of advisory fees) at no more than .12% of its average daily net assets for the year ended September 30, 1998.


NOTE 3. PORTFOLIO SECURITIES

     Purchases and sales of investment securities, other than short-term investments and government securities, for the period ended September 30, 1998, were $2,861,033 and $88,209,127, respectively.

Purchases and sales of government securities for the period ended September 30, 1998 were $4,933,023 and $4,496,797, respectively. The federal income tax basis of the investments of the Portfolio at September 30, 1998 was $45,648,867 and, accordingly, as of September 30, 1998 net unrealized appreciation for federal income tax purposes aggregated $929,454 which $967,975 related to appreciated securities and $38,521 related to depreciated securities.


NOTE 4. CAPITAL SHARES

Transactions in capital shares were as follows:


                                                     For the Year     For the Year
                                                         Ended           Ended
                                                       09/30/98         09/30/97
                                                    --------------   -------------
Shares subscribed ...............................             -               -
Shares issued in connection with the reinvestment
 of dividends and distributions .................         7,633          10,081
                                                          -----          ------
Shares redeemed .................................       (78,300)        (15,112)
                                                        -------         -------
Net decrease ....................................       (70,667)         (5,031)
                                                        =======         =======

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the BlackRock Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Multi-Sector Mortgage Securities Portfolio III of the BlackRock Funds (the "Fund") at September 30, 1998, and the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at September 30, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 13, 1998

CO-ADMINISTRATOR AND DISTRIBUTOR
BlackRock Distributors, Inc.
West Conshohocken, Pennsylvania 19428

INVESTMENT ADVISER
BlackRock Advisor, Inc.
New York, New York 10154

SUB-ADVISER
BlackRock Financial Management, Inc.
New York, New York 10154

CUSTODIAN
PNC Bank, National Association
Philadelphia, Pennsylvania 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania 19103

CO-ADMINISTRATOR AND TRANSFER AGENT
PFPC Inc.
Wilmington, Delaware 19809

CO-ADMINISTRATOR
BlackRock Advisor, Inc.
New York, New York 10154

COUNSEL
Simpson, Thatcher & Bartlett
New York, New York 10017
(A partnership which includes professional corporations)

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

BlackRock Funds
103 Bellevue Parkway
Wilmington, Delaware 19809





--------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------